John Hancock Trust (“JHT”)
Supplement dated January 4, 2010
to the Prospectus dated May 1, 2009
MANAGEMENT OF JHT
The following modifies the disclosure under “Advisory Arrangements”:
Advisory Fee Waiver
Effective January 1, 2010, John Hancock Investment Management Services, LLC (the “Adviser”) has contractually agreed to waive its management fee or reimburse expenses (the “Reimbursement”) for the Participating Funds (as defined below). The Reimbursement will equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each such Fund. The Reimbursement may be terminated or modified at any time by the Adviser with the approval of the Trust’s Board of Trustees (the “Board”).
Except as noted below, “Participating Funds” include all existing funds of JHT and John Hancock Funds II (“JHF II”) and all future funds that the Adviser designates.
The waiver shall not apply to the following funds of JHT:
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Franklin Templeton Founding Allocation Trust
Each Lifecycle Trust
Each Lifestyle Trust
The reimbursement shall not apply to the following funds of JHF II:
Alternative Asset Allocation Portfolio
Core Diversified Growth & Income Portfolio
Core Fundamental Holdings Portfolio
Core Global Diversification Portfolio
Each Lifecycle Portfolio
Each Lifestyle Portfolio
Retirement Distribution Portfolio
Retirement Rising Distribution Portfolio
The following modifies the disclosure under “Subadvisory Arrangements and Management Biographies”:
Value & Restructuring Trust

Columbia Management Advisors, LLC (“Columbia”) is the subadviser to the Value & Restructuring Trust. On September 29, 2009, Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement to sell a portion of Columbia’s asset management business, which includes the management of this fund, to Ameriprise Financial, Inc. (“Ameriprise”). This transaction’s closing is subject to certain approvals and other conditions, and currently is expected to take place in the spring of 2010.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of this transaction will cause the current subadvisory agreement with Columbia for this fund to terminate. In connection with the transaction, the Board will be asked to consider and approve a new subadvisory agreement for the fund with an affiliate of Ameriprise.
Value Trust
Morgan Stanley Investment Management, Inc. (“Morgan Stanley”) is the subadviser to the Value Trust. On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire Morgan Stanley’s retail asset management business, which includes the management of this fund. This transaction’s closing is subject to certain approvals and other conditions, and currently is expected to take place in the spring of 2010.
Under the 1940 Act, the closing of this transaction will cause the current subadvisory agreement with Morgan Stanley for this fund to terminate. In connection with the transaction, the Board will be asked to consider and approve a new subadvisory agreement for the fund with an affiliate of Invesco Ltd.
All Cap Growth Trust
Small Company Growth Trust
Small Cap Opportunities Trust
(collectively, the “Invesco Aim Funds”)
It is anticipated that, on or about December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), the subadviser to the Invesco Aim Funds, will be combined along with certain of Invesco Aim’s affiliates into a single entity, which will be named Invesco Advisers, Inc. (“Invesco Advisers”). The combined entity will serve as each Invesco Aim Fund’s subadviser. Invesco Advisers is expected to provide substantially the same level and quality of services to the Invesco Aim Funds that Invesco Aim currently provides.
U.S. Government Securities Trust
Short Term Bond Trust
Pacific Rim Trust
Overseas Equity Trust
All Cap Growth Trust
Fund Reorganizations
On December 17, 2009, the Board approved an Agreement and Plan of Reorganization providing for the reorganization of each Acquired Trust listed below into a corresponding Acquiring Trust. A joint meeting of the Acquired Trusts’ shareholders has been scheduled for Monday, April 19, 2010, to seek approval of the reorganizations. The reorganizations are scheduled to occur immediately after the close of business on Friday, April 30, 2010, subject to regulatory and shareholder approval.

Acquired Trust		Acquiring Trust
U.S. Government Securities Trust	into	Short Term Government Income Trust

Short Term Bond Trust	into	Short Term Government Income Trust

Pacific Rim Trust	into	International Equity Index Trust A

Acquired Trust		Acquiring Trust
Overseas Equity Trust	into	International Value Trust

All Cap Growth Trust	into	Capital Appreciation Trust
Subadviser Changes
In connection with these reorganizations, effective January 15, 2010, Templeton Investment Counsel, LLC, the subadviser for the International Value Trust, will be appointed to serve as the subadviser to Overseas Equity Trust, and Templeton Global Advisors Limited, the sub-subadviser to the International Value Trust, will be appointed the sub-subadviser to the Overseas Equity Trust. In addition, Jennison Associates, LLC, the subadviser for the Capital Appreciation Trust, will be appointed the subadviser to the All Cap Growth Trust. Set forth below is information on each of these subadvisers.
Templeton Investment Counsel, LLC (“Templeton”)

Templeton Global Advisors Limited
Templeton, located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.
The portfolio managers to the Overseas Equity Trust will be:
•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996. Has managed the fund since 2010.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997. Has managed the fund since 2010.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; employed by Franklin Templeton from 1987 to 1994. Has managed the fund since 2010.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; employed by Boston Partners from 2000 to 2006. Has managed the fund since 2010.
Jennison Associates LLC (“Jennison”)
Jennison, located at 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company. Jennison and its predecessor, Jennison Associates Capital Corp., have been in the investment advisory business since 1969. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.
The portfolio managers of the All Cap Growth Trust will be:
•	Michael A. Del Balso. Joined Jennison in 1972, is a Managing Director of Jennison, and Director of Research for Growth Equity. Has managed the fund since 2010.
•	Kathleen A. McCarragher. Joined Jennison in 1998, is a Director and Managing Director of Jennison, and Head of Growth Equity. Has managed the fund since 2010.
•	Spiro “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. Has managed the fund since 2010.
Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.
The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sale activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.
APPENDIX A
Advisory Fee Changes
Appendix A of the prospectus is amended to reflect that, effective January 15, 2010, the advisory fee rates for the Overseas Equity Trust and the All Cap Growth Trust will be lowered to the following rates.
Overseas Equity Trust
(as a percentage of the average net assets of the fund)
0.950% of the first $200 million; and
0.850% of the next $300 million.
When the fund’s average net assets exceed $500 million, the advisory fee rate is 0.800% on all average net assets.
All Cap Growth Trust
(as a percentage of Aggregate Net Assets)
0.850% of the first $300 million;
0.800% of the next $200 million;
0.700% of the next $500 million; and
0.670% of the excess over $1 billion
Aggregate Net Assets include the net assets of the JHT All Cap Growth Trust and the net assets of the JHF II All Cap Growth Fund.

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE
Investment Policy Changes
Overseas Equity Trust
In connection with Templeton’s appointment as the subadviser to the Overseas Equity Trust, effective January 15, 2010, the fund’s principal investment policies and risks are amended and restated as follows:
Investment Strategies: Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.
Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.
The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.
The fund may be significantly affected by market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies” in the prospectus.
Principal Risks of Investing in the Fund
•	Active management risk
•	Credit and counterparty risk
•	Equity and securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions
•	Initial public offering risk
•	Issuer risk
•	Liquidity risk
•	Medium and small company risk
All Cap Growth Trust
In connection with Jennison’s appointment as the subadviser to the All Cap Growth Trust, effective January 15, 2010, the fund’s principal investment policies and risks are amended and restated as follows:
Investment Strategies: Under normal market conditions, the fund invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow; and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. The valuation of securities in which the fund invests historically has been more volatile than that of companies in the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.
In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) ADRs; (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities —like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).
In addition to the principal strategies discussed above, the fund may use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant: The fund may make short sales of a security including short sales “against the box.” The fund may invest up to 20% of its total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities). The fund may invest in securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities. The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations. The fund may invest in repurchase agreements.
The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement. The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
The fund may also be significantly affected by market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies” in the prospectus.

Principal Risks of Investing in the Fund
•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk

•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Real estate securities risk
•	Short sale risk
MANAGEMENT OF JHT
The following modifies the disclosure under “Subadvisory Arrangements and Management Biographies” for the indicated funds:
High Income Trust
Dennis F. McCafferty has been added as a portfolio manager to the fund. The existing portfolio managers, Arthur N. Calavritinos and John F. Iles, will continue to manage the fund as well.
Dennis F. McCafferty, CFA. Joined MFC Global Investment Management (U.S.), LLC in 2008; Principal and senior analyst, Pardus Capital Management (2005 to 2008).
Income Trust
Alex Peters and Matt Quinlan have been added as portfolio managers to the fund. The existing portfolio managers, Edward D. Perks, CFA and Charles B. Johnson, will continue to manage the fund as well.
Alex Peters, CFA. Member of the Core/Hybrid team at Franklin Templeton Investments. Joined Franklin Templeton Investments in 1992. Has managed the fund since 2009.
Matt Quinlan. Member of the Core/Hybrid team at Franklin Templeton Investments. Joined Franklin Templeton in 2005. Prior to 2005, he worked in the investment banking group at Citigroup. Has managed the fund since 2009.
Capital Appreciation Value Trust
Effective immediately, the investment policies of the fund are amended to reflect that the fund may invest up to 15% of its net assets in non-investment grade fixed income securities.
Value Trust
Effective immediately, the investment policies of the fund are amended to reflect that the fund may invest up to 20% of its net assets in foreign securities. The fund may continue to invest without limit in ADRs (investments in ADRs are not foreign securities for purposes of the 20% foreign security investment limit).
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) will cease providing subadvisory services to these funds of funds, and the Adviser will commence providing investment management services directly to these funds. In connection with this change, the persons listed below will become the portfolio managers of each of these funds of funds.
For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.
Bruce Speca
•	Portfolio manager of the fund since 2010
•	Chief Investment Officer and Executive Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010
•	Senior Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009
Steve Medina
•	Portfolio manager of the fund since 2010
•	Senior Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009
Lifestyle Trusts
Lifecycle Trusts
American Fundamental Holdings Trust
American Global Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Balanced Strategy Trust
Core Strategy Trust
MFC Global (U.S.A.) is the subadviser to each of these funds of funds. Effective January 1, 2010, the following persons will serve as portfolio managers to each of these funds replacing each of the existing portfolio managers. For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.
Bruce Speca
•	Portfolio manager of the fund since 2010
•	Chief Investment Officer and Executive Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010
•	Senior Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009

Steve Medina
•	Portfolio manager of the fund since 2010
•	Senior Vice President, the Adviser
•	Vice President and Portfolio Manager, MFC Global (U.S.A.)
•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009
Lifestyle Trusts
Lifecycle Trusts
In the case of each Lifestyle Trust and Lifecycle Trust, Deutsche Investment Management Americas Inc. (“DIMA”), which currently provides subadvisory consulting services to MFC Global (U.S.A.), will, effective January 1, 2010, commence providing these services directly to the Adviser. The types of services that DIMA currently provides to MFC Global (U.S.A.) and will provide to the Adviser are set forth in the SAI under “Subadvisory Agreements — DIMA Subadvisory Consulting Agreement for the Lifestyle Trusts.”

John Hancock Trust
Supplement dated January 4, 2010
To the Statement of Additional Information dated May 1, 2009
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
The following modifies the discussion in the first paragraph of this section of the Statement of Additional Information (the “SAI”) relating to the services provided by John Hancock Investment Management Services, LLC (the “Adviser”):
The Adviser may elect directly to manage the investment and reinvestment of the assets of any of the funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement. The Trust’s Board of Trustees has authorized the Adviser to directly manage the assets of the following funds, effective as of January 1, 2010: Franklin Templeton Founding Allocation Trust; Core Allocation Trust; Core Balanced Trust; and Core Disciplined Diversification Trust.
Subadvisory Agreements
The following modifies the discussion in this section of the SAI relating to the services provided by Deutsche Investment Management Americas, Inc. (“DIMA”):
In the case of each Lifestyle Trust and Lifecycle Trust, DIMA, which currently provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited, will, effective January 1, 2010, commence providing these services directly to the Adviser.
APPENDIX III — PORTFOLIO MANAGER INFORMATION
The following modifies and supplements the information presented in this Appendix III to the SAI regarding the funds’ portfolio managers:
Franklin Advisers, Inc.
Income Trust
Alex Peters and Matt Quinlan have been added as portfolio managers to the Fund. Edward D. Perks, CFA and Charles B. Johnson will continue to manage the Fund as well.
The following chart reflects information regarding accounts other than the fund for which each portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pay advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart are each portfolio manager’s investments in the fund that he or she manages.

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The following table reflects information as of August 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Charles B. Johnson	4	$55,963.7	2	$431.1	0	N/A
Edward D. Perks, CFA	10	$53,271.3	2	$431.1	0	N/A
Alex W. Peters, CFA	1	$414.7	6	$564.7	5	$115.8
Matt Quinlin	1	$741.9	0	N/A	0	N/A
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of August 31, 2009.
John Hancock Investment Management Services, LLC
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pay advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart are each portfolio manager’s investments in the fund that he or she manages.
The following table reflects information as of November 30, 2009. Messrs. Speca, Boyda and Medina became portfolio managers of the Franklin Templeton Allocation Trust, Core Allocation Trust, Core Balanced Trust or Core Disciplined Diversification Trust on January 1, 2010.

	Registered		Pooled
	Investment		Investment
	Company		Vehicle
Trust Manager	Accounts	Assets	Accounts	Assets	Other	Assets
(Worldwide)	(Worldwide)	Managed	(Worldwide)	Managed	Accounts	Managed
Bruce Speca Bob Boyda Steve Medina	37	$65.9 billion	0	$0	0	$0
Ownership of fund shares.
As of November 30, 2009, the portfolio managers did not own any shares of the Franklin Templeton Allocation Trust, Core Allocation Trust, Core Balanced Trust or Core Disciplined Diversification Trust.
DESCRIPTION OF COMPENSATION STRUCTURE
Portfolio managers receive a compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects the seniority and role of each portfolio manager.

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POTENTIAL CONFLICTS OF INTEREST
Certain conflicts of interest may arise with the management of multiple funds and with the management of fund of funds that invest in other funds also advised by the Adviser. The potential conflicts with the management of fund of funds that invest in other funds advised by the Adviser are described in the SAI under “Risk Factors Relating to Fund of Fund Investments in Underlying Funds.”
In regards to the potential conflicts with the management of multiple funds, the Adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.
MFC Global Investment Management Services (U.S.A.) Limited
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
American Fundamental Holdings Trust
American Global Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Balanced Strategy Trust
Core Strategy Trust
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pay advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart are each portfolio manager’s investments in the fund that he or she manages.
The following table reflects information as of November 30, 2009. Messrs. Speca, Boyda and Medina became portfolio managers of each of these funds on January 1, 2010.

	Registered		Pooled
	Investment		Investment
	Company		Vehicle
Trust Manager	Accounts	Assets	Accounts	Assets	Other	Assets
(Worldwide)	(Worldwide)	Managed	(Worldwide)	Managed	Accounts	Managed
Bruce Speca Bob Boyda Steve Medina	37	$65.9 billion	0	$0	0	$0

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Ownership of fund shares.
As of November 30, 2009, Messrs. Speca, Boyda and Medina did not own any shares of any of the funds.
Description of the Compensation Structure
Messrs. Speca, Boyda and Medina do not receive compensation from MFC Global (U.S.A.).
MFC Global Investment Management Services (U.S.) LLC
High Income Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.
The following table reflects information as of November 30, 2009 for Dennis F. McCafferty.

	Registered		Pooled
	Investment		Investment
	Company		Vehicle
Trust Manager	Accounts	Assets	Accounts	Assets	Other	Assets
(Worldwide)	(Worldwide)	Managed	(Worldwide)	Managed	Accounts	Managed
Dennis F. McCafferty	1	$0.8 million	0	$0	3	$1.1 billion
Ownership of fund shares.
As of November 30, 2009, Mr. McCafferty did not own any shares of any of the funds.

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